INVENTORY (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Inventory
	March 31, 2025	December 31, 2024
Process material stockpiles	$2,722	$2,520
Concentrate inventory	3,439	1,861
Materials and supplies	3,719	3,230
	$9,880	$7,611